Summary of Significant Accounting Policies and Basis of Presentation (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Federal depository insurance coverage (in Dollars)	$ 250,000	$ 250,000
Shares subject to possible redemption	16,000,000	16,000,000	16,000,000
Warrants to purchase ordinary shares	1,500,000	1,500,000